Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 23, 2020
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information of the Fund listed below:
Invesco Fundamental Alternatives Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The Fund intends to refrain from effectuating short sales of individual securities.  Consequently, the Fund will no longer incur security borrowing fees or costs associated with reimbursing lending brokers for dividends paid on securities sold short.  As a result, the Fund’s Annual Fund Operating Expenses and Example tables, included in its Summary and Statutory Prospectuses, have been restated to reflect the reduction in expenses on securities sold short.
Therefore, the following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary), are included in the table.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees[2]	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%

Distribution and/or Service (12b-1) Fees[3]	0.24	1.00	0.50	None	None	None

Other Expenses	0.27	0.27	0.27	0.27	0.15	0.09

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Other Expenses[4]	0.28	0.28	0.28	0.28	0.16	0.10

Total Annual Fund Operating Expenses	1.36	2.12	1.62	1.12	1.00	0.94

Fee Waiver and/or Expense Reimbursement[5]	0.03	0.02	0.03	0.03	0.04	0.03

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.33	2.10	1.59	1.09	0.96	0.91

1A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]“Management Fees” have been restated to reflect current fees.
[3]“Distribution and/or Service (12b-1) Fees” reflect actual fees as of the Fund’s most recent fiscal year end.
[4]“Total Other Expenses” have been restated to reflect current fees.
[5]Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.33%, 2.10%, 1.59%, 1.09%, 0.96% and 0.91%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on May 31, 2021 and June 30, 2021, respectively.  During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$ 678	$ 954	$ 1,251	$ 2,093

Class C	$ 313	$ 662	$ 1,137	$ 2,450

Class R	$ 162	$ 508	$ 878	$ 1,919

Class Y	$ 111	$ 353	$ 614	$ 1,360

Class R5	$ 98	$ 314	$ 549	$ 1,221

Class R6	$ 93	$ 297	$ 517	$ 1,152

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$ 678	$ 954	$ 1,251	$ 2,093

Class C	$ 213	$ 662	$ 1,137	$ 2,450

Class R	$ 162	$ 508	$ 878	$ 1,919

Class Y	$ 111	$ 353	$ 614	$ 1,360

Class R5	$ 98	$ 314	$ 549	$ 1,221

Class R6	$ 93	$ 297	$ 517	$ 1,152

The following sentence is added as the last sentence prior to the bullet points in the first paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary Prospectus and the Statutory Prospectus; added as the last sentence under the heading “Principal Risks of Investing in the Fund – Risks of Short Sales” in the Summary Prospectus and the Statutory Prospectus; and added as the last sentence under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s), Principal Investment Strategies and Risks – Risks of Short Sales” in the Statutory Prospectus:
Derivative instruments that provide short market exposure such as options, futures, swaps or forward foreign currency contracts are not deemed to constitute short sale positions for purposes of this limitation.

Invesco Fundamental Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 23, 2020
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information of the Fund listed below:
Invesco Fundamental Alternatives Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The Fund intends to refrain from effectuating short sales of individual securities.  Consequently, the Fund will no longer incur security borrowing fees or costs associated with reimbursing lending brokers for dividends paid on securities sold short.  As a result, the Fund’s Annual Fund Operating Expenses and Example tables, included in its Summary and Statutory Prospectuses, have been restated to reflect the reduction in expenses on securities sold short.
Therefore, the following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary), are included in the table.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees[2]	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%

Distribution and/or Service (12b-1) Fees[3]	0.24	1.00	0.50	None	None	None

Other Expenses	0.27	0.27	0.27	0.27	0.15	0.09

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Other Expenses[4]	0.28	0.28	0.28	0.28	0.16	0.10

Total Annual Fund Operating Expenses	1.36	2.12	1.62	1.12	1.00	0.94

Fee Waiver and/or Expense Reimbursement[5]	0.03	0.02	0.03	0.03	0.04	0.03

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.33	2.10	1.59	1.09	0.96	0.91

1A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]“Management Fees” have been restated to reflect current fees.
[3]“Distribution and/or Service (12b-1) Fees” reflect actual fees as of the Fund’s most recent fiscal year end.
[4]“Total Other Expenses” have been restated to reflect current fees.
[5]Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.33%, 2.10%, 1.59%, 1.09%, 0.96% and 0.91%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on May 31, 2021 and June 30, 2021, respectively.  During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$ 678	$ 954	$ 1,251	$ 2,093

Class C	$ 313	$ 662	$ 1,137	$ 2,450

Class R	$ 162	$ 508	$ 878	$ 1,919

Class Y	$ 111	$ 353	$ 614	$ 1,360

Class R5	$ 98	$ 314	$ 549	$ 1,221

Class R6	$ 93	$ 297	$ 517	$ 1,152

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$ 678	$ 954	$ 1,251	$ 2,093

Class C	$ 213	$ 662	$ 1,137	$ 2,450

Class R	$ 162	$ 508	$ 878	$ 1,919

Class Y	$ 111	$ 353	$ 614	$ 1,360

Class R5	$ 98	$ 314	$ 549	$ 1,221

Class R6	$ 93	$ 297	$ 517	$ 1,152

The following sentence is added as the last sentence prior to the bullet points in the first paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary Prospectus and the Statutory Prospectus; added as the last sentence under the heading “Principal Risks of Investing in the Fund – Risks of Short Sales” in the Summary Prospectus and the Statutory Prospectus; and added as the last sentence under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s), Principal Investment Strategies and Risks – Risks of Short Sales” in the Statutory Prospectus:
Derivative instruments that provide short market exposure such as options, futures, swaps or forward foreign currency contracts are not deemed to constitute short sale positions for purposes of this limitation.